Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Financial Assets and Liabilities

Financial assets and liabilities in the consolidated statement of financial position are as follows:

December 31, 2025 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging(1)	Total
Cash and cash equivalents	276	235	-	-	511
Trade and other receivables	1,143	-	-	-	1,143
Other financial assets - current	10	84	-	-	94
Other financial assets - non-current	10	288	168	-	466
Current indebtedness	(795)	-	-	-	(795)
Trade payables (see note 22)	(147)	-	-	-	(147)
Accruals (see note 22)	(826)	-	-	-	(826)
Other financial liabilities - current(2)	(68)	(40)	-	-	(108)
Long-term indebtedness	(1,328)	-	-	-	(1,328)
Other financial liabilities - non-current(3)	(194)	-	-	(16)	(210)
Total	(1,919)	567	168	(16)	(1,200)

December 31, 2024 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging(1)	Total
Cash and cash equivalents	873	1,095	-	-	1,968
Trade and other receivables	1,087	-	-	-	1,087
Other financial assets - current	7	28	-	-	35
Other financial assets - non-current	11	332	99	-	442
Current indebtedness	(973)	-	-	-	(973)
Trade payables (see note 22)	(176)	-	-	-	(176)
Accruals (see note 22)	(799)	-	-	-	(799)
Other financial liabilities - current(2)	(75)	(17)	-	(21)	(113)
Long-term indebtedness	(1,847)	-	-	-	(1,847)
Other financial liabilities - non-current(3)	(198)	(34)	-	-	(232)
Total	(2,090)	1,404	99	(21)	(608)

(1)
Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.
(2)
Includes lease liabilities of $59 million (2024 - $58 million).
(3)
Includes lease liabilities of $190 million (2024 - $198 million).

Summary of Debt Exchange	The results of the exchange are as follows:

Series of notes (millions of U.S. dollars)	Principal amount New Notes issued by TR Finance	Principal amount remaining Old Notes of TRC	Principal amount outstanding notes
3.35% Notes due 2026	441	59	500
5.85% Notes due 2040	453	47	500
4.50% Notes due 2043	84	35	119
5.65% Notes due 2043	337	13	350
5.50% Debentures due 2035	373	27	400
Total	1,688	181	1,869

Summary of Debt and Related Derivative Instruments

The following is a summary of the Company's debt and related derivative instruments that hedge debt:

	Carrying Amount		Fair Value
December 31, 2025 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
Commercial paper	295	-	295	-
$500 3.35% Notes due 2026	500	-	498	-
$500 5.85% Notes due 2040	490	-	520	-
$119 4.50% Notes due 2043	114	3	99	3
$350 5.65% Notes due 2043	329	13	353	13
$400 5.50% Debentures due 2035	395	-	417	-
Total	2,123	16	2,182	16
Current portion	795	-
Long-term portion	1,328	16

	Carrying Amount		Fair Value
December 31, 2024 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
C$1,400 2.239% Notes due 2025	973	21	968	21
$500 3.35% Notes due 2026	499	-	491	-
$500 5.85% Notes due 2040	493	-	507	-
$119 4.50% Notes due 2043	116	-	94	-
$350 5.65% Notes due 2043	342	-	338	-
$400 5.50% Debentures due 2035	397	-	401	-
Total	2,820	21	2,799	21
Current portion	973	21
Long-term portion	1,847	-

Cross-currency Risk Exposures Interest Rate Swaps

The details of these instruments are set forth below:

(millions of U.S. dollars) Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
Fair value hedges
Fixed interest	Floating SOFR	Interest rate	2043	US$410
Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2025	US$999

Currency Risk Exposures

The carrying amount of debt, all of which is unsecured, was denominated in the following currencies:

	December 31,		December 31,
	2025(1)	2024	2025(1)	2024(2)
(millions of U.S. dollars)	Before Currency Hedging Arrangements		After Currency Hedging Arrangements
Canadian dollar	-	973	-	-
U.S. dollar	2,123	1,847	2,123	2,841
	2,123	2,820	2,123	2,841

(1)
Includes fair value adjustments of $14 million associated with the interest related fair value component of hedging instruments.
(2)
Includes fair value adjustments of $5 million associated with the interest related fair value component of hedging instruments.

Fixed and Floating Rate Mix of Debt	As of December 31, 2024, the Company’s notes and debentures paid interest at fixed rates. After taking account of the hedging arrangements, the fixed and floating rate mix of debt is as follows:

	December 31, 2025			December 31, 2024
(millions of U.S. dollars, except percentages)	Carrying Amount	Weighted-Average Interest Rate	% Share	Carrying Amount	Weighted-Average Interest Rate	% Share
Total fixed	1,736	4.8%	82%	2,820	4.1%	100%
Total floating	387	5.4%	18%	-	-	-
Total debt	2,123	4.9%	100%	2,820	4.1%	100%

Fair Value Gains and Losses from Derivative Financial Instruments

Fair value gains and losses from derivative financial instruments recognized in the consolidated income statement and consolidated statement of changes in equity are as follows:

	Year ended December 31,
	2025		2024
(millions of U.S. dollars)	Fair Value (Loss) Gain Through Earnings	Fair Value Loss Through Equity	Fair Value Loss Through Earnings	Fair Value Gain Through Equity
Foreign exchange contracts	-	-	(2)	-
Hedging instruments:
Fixed-to-floating interest rate swaps - fair value hedges	(16)	-	-	-
Cross currency interest rate swaps - cash flow hedges	24	(4)	(97)	13
	8	(4)	(99)	13

Currency Risk- Sensitivity Analysis

The table below shows the impact on earnings that a hypothetical 10% strengthening of the U.S. dollar against other foreign currencies would have due to changes in fair values of financial instruments as of December 31, 2025.

(millions of U.S. dollars) Increase (decrease) impact on earnings from:	£	SEK	€	C$	Other Currencies	Total
Financial assets and liabilities	-	3	(1)	-	(1)	1
Receivables under indemnification arrangement	(26)	-	(1)	-	(2)	(29)
Non-permanent intercompany loans	7	14	8	4	11	44
Total impact on earnings	(19)	17	6	4	8	16

Disclosure of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

The tables below set forth non-derivative and derivative financial liabilities by maturity based on the remaining period from December 31, 2025 and 2024, respectively, to the contractual maturity date. The amounts disclosed are the contractual undiscounted cash flows.

December 31, 2025 (millions of U.S. dollars)	2026	2027	2028	2029	2030	Thereafter	Total
Commercial paper	295	-	-	-	-	-	295
Notes/debentures(1)	500	-	-	-	-	1,369	1,869
Interest payable(1)	84	76	76	76	76	715	1,103
Debt-related hedges outflows(2)	25	20	20	21	22	325	433
Debt-related hedges inflows(1)	(26)	(22)	(22)	(22)	(22)	(288)	(402)
Trade payables	147	-	-	-	-	-	147
Accruals	826	-	-	-	-	-	826
Lease liabilities	68	58	37	29	25	80	297
Other financial liabilities	49	4	-	-	-	-	53
Total	1,968	136	111	104	101	2,201	4,621

December 31, 2024 (millions of U.S. dollars)	2025	2026	2027	2028	2029	Thereafter	Total
Notes/debentures(1)	973	500	-	-	-	1,369	2,842
Interest payable(1)	104	84	76	76	76	791	1,207
Debt-related hedges outflows(3)	1,011	-	-	-	-	-	1,011
Debt-related hedges inflows(1)	(984)	-	-	-	-	-	(984)
Trade payables	176	-	-	-	-	-	176
Accruals	799	-	-	-	-	-	799
Lease liabilities	72	60	45	30	24	73	304
Other financial liabilities	34	34	-	-	-	-	68
Total	2,185	678	121	106	100	2,233	5,423

(1) Represents contractual cash flows.

(2) Represents contractual cash flows calculated using observable forward curves as of the period then ended.

(3) Represents contractual cash flows calculated using spot foreign exchange rates as of the period then ended.

Summary of Credit Ratings	The following table sets forth the credit ratings from rating agencies in respect of TRC and TR Finance's outstanding securities as of December 31, 2025:

	Moody's	S&P Global Ratings	Fitch
Long-term debt	Baa1	A-	A-
Commercial paper	P-2	A-2	F1
Trend/Outlook	Positive	Stable	Stable

Net Debt

The following table presents the calculation of net debt:

	December 31,
(millions of U.S. dollars)	2025	2024
Current indebtedness	795	973
Long-term indebtedness	1,328	1,847
Total debt	2,123	2,820
Swaps	16	21
Total debt after swaps	2,139	2,841
Remove fair value adjustments for hedges(1)	(2)	5
Total debt after hedging arrangements	2,137	2,846
Collateral assets	(7)	-
Remove transaction costs, premiums or discounts, included in the carrying value of debt	28	22
Add: Lease liabilities (current and non-current)	249	256
Less: Cash and cash equivalents	(511)	(1,968)
Net debt	1,896	1,156

(1)
Represents the interest-related fair value components of hedging that are removed to reflect net cash outflow upon maturity.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The following reconciles movements of liabilities to cash flows arising from financing activities for the years ended December 31, 2025 and 2024:

(millions of U.S. dollars)	Notes and Debentures	Commercial Paper	Derivative Instruments (Assets) Liabilities	Lease Liabilities	Total Liabilities From Financing Activities
December 31, 2023	3,147	130	(65)	265	3,477
Repayments of debt	(290)	-	-	-	(290)
Proceeds from commercial paper	-	3,280	-	-	3,280
Repayments of commercial paper	-	(3,420)	-	-	(3,420)
Payments of lease principal	-	-	-	(63)	(63)
Additional leases	-	-	-	52	52
Acquisitions	48	-	-	6	54
Foreign exchange movements	(88)	-	88	(10)	(10)
Other, net(1)	3	10	(2)	6	17
December 31, 2024	2,820	-	21	256	3,097
Repayments of debt	(1,000)	-	1	-	(999)
Proceeds from commercial paper	-	3,257	-	-	3,257
Repayments of commercial paper	-	(2,967)	-	-	(2,967)
Payments of lease principal	-	-	-	(64)	(64)
Additional leases	-	-	-	52	52
Acquisitions	-	-	-	1	1
Interest fair value movements	(14)	-	21	-	7
Foreign exchange movements	27	-	(27)	7	7
Other, net(2)	(5)	5	-	(3)	(3)
December 31, 2025	1,828	295	16	249	2,388

(1)
Includes amortization of transaction and discount costs as well as interest fair value movements on derivatives.
(2)
Includes movements in transaction and discount costs.

Fair Value Hierarchy

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

December 31, 2025				Total
(millions of U.S. dollars)	Level 1	Level 2	Level 3	Balance
Assets
Money market accounts and other securities	-	235	-	235
Other receivables(1)	-	-	372	372
Financial assets at fair value through earnings	-	235	372	607
Financial assets at fair value through other comprehensive income(2)	-	-	168	168
Total assets	-	235	540	775
Liabilities
Derivatives used for hedging(3)	-	(16)	-	(16)
Contingent consideration(4)	-	-	(40)	(40)
Financial liabilities at fair value through earnings	-	(16)	(40)	(56)
Total liabilities	-	(16)	(40)	(56)

December 31, 2024				Total
(millions of U.S. dollars)	Level 1	Level 2	Level 3	Balance
Assets
Money market accounts and other securities	-	1,095	-	1,095
Other receivables(1)	-	-	360	360
Financial assets at fair value through earnings	-	1,095	360	1,455
Financial assets at fair value through other comprehensive income(2)	1	-	98	99
Total assets	1	1,095	458	1,554
Liabilities
Derivatives used for hedging(3)	-	(21)	-	(21)
Contingent consideration(4)	-	-	(51)	(51)
Financial liabilities at fair value through earnings	-	(21)	(51)	(72)
Total liabilities	-	(21)	(51)	(72)

(1)
Receivable under an indemnification arrangement and contingent receivable (see below).
(2)
Investments in entities over which the Company does not have control, joint control or significant influence.
(3)
As of December 31, 2025, comprised of fixed-to-floating interest rate swaps on indebtedness maturing in 2043. As of December 31, 2024, comprised of fixed-to-fixed cross-currency interest rate swaps on indebtedness that matured in May 2025.
(4)
Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and to purchase shares from minority owners of a subsidiary.

Disclosure of Offsetting of Financial Assets	The following table sets forth balances that are subject to master netting arrangements, however there were no offsetting amounts as of December 31, 2025 or 2024.

Financial assets (millions of U.S. dollars)	Gross Financial Assets	Gross Financial Liabilities Netted Against Assets	Net Financial Assets in the Consolidated Statement of Financial Position		Related Financial Liabilities Not Netted	Net Amount
Cash and cash equivalents	34	-	34	(1)	-	34
Cash collateral	7	-	7	(2)	(7)	-
December 31, 2025	41	-	41		(7)	34
Cash and cash equivalents	51	-	51	(1)	-	51
December 31, 2024	51	-	51		-	51

Financial liabilities (millions of U.S. dollars)	Gross Financial Liabilities	Gross Financial Assets Netted Against Liabilities	Net Financial Liabilities in the Consolidated Statement of Financial Position		Related Financial Assets Not Netted	Net Amount
Derivative financial liabilities	16	-	16	(3)	(7)	9
December 31, 2025	16	-	16		(7)	9
Derivative financial liabilities	21	-	21	(3)	-	21
December 31, 2024	21	-	21		-	21

(1)
Included within “Cash and cash equivalents” in the consolidated statement of financial position.
(2)
Included within “Other financial assets, current, in the consolidated statement of financial position.
(3)
Included within “Other financial liabilities”, current or non-current as appropriate, in the consolidated statement of financial position.